FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number: 811-09174

AEGIS VALUE FUND, INC.

Address:
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation
1100 NORTH GLEBE ROAD, SUITE 1040
ARLINGTON, VIRGINIA 22201

Registrant telephone number: (703) 528-7788

Date of fiscal year end: 8/31/2009

Date of reporting period: 7/1/2008 - 6/30/2009

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Aegis Value Fund, Inc.

BY: /s/ Scott L. Barbee
        President
        Aegis Value Fund, Inc.

Date: August 17, 2008

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NOTES

UNLESS NOTED OTHERWISE:
1) All matters were proposed by the issuer.
2) Management recommended a vote for all issuer proposals. 3) Management recommended a vote against all shareholder proposals.

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ADVANTA CORP. Annual Meeting
Meeting Date: 06/11/2009 for holders as of 04/24/2009
Exchange Ticker Symbol: ADVNA
Cusip: 007942105
01. DIRECTOR(S):
Voted: For Olaf Olafsson
Voted: For William A. Rosoff
Voted: For Michael A. Stolper
02. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.
Voted: For This Proposal


ALLIED DEFENSE GROUP, INC. Annual Meeting
Meeting Date: 11/05/2008 for holders as of 09/12/2008
Exchange Ticker Symbol: ADG
Cusip: 019118108
01. Directors:
Voted: For JH Binford Peay, III
Voted: For Ronald H. Griffith
Voted: For Gilbert F. Decker
Voted: For John G. Meyer, JR.
Voted: For Charles S. Ream
Voted: For John J. Marcello
Voted: For Tassos D. Recachinas
Voted: For Frederick G. Wasserman
02. Proposal: Appointment of Auditors.
Voted: For this proposal


AMERICAN PACIFIC CORPORATION Annual Meeting
Meeting Date: 03/10/2009 for holders as of 01/14/2009
Exchange Ticker Symbol: APFC
Cusip: 028740108
01. DIRECTOR(S):
Voted: For DR. Joseph Carleone
Voted: For Fred D. Gibson, Jr.
Voted: For Berlyn D. Miller
02. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2009.
Voted: For This Proposal.


AMERIGO RESOURCES LTD Annual Meeting
Meeting Date: 06/24/2009 for holders as of 04/28/2009
Exchange Ticker Symbol: ARREF
Cusip: 03074G109
01. Directors:
Voted: For Steven G. Dean
Voted: For Sidney Robinson
02. Appointment of PricewaterhouseCoopers LLP as auditors of the company for the ensuing year and authorizing the directors to fix their remuneration. Voted: For this proposal 03. To consider and, if thought fit, to approve and ordinary resolution providing the required three-year re-approval of the company's 2006 incentive stock option plan, as more particularly described in the accompanying information circular.
Voted:  Against this proposal
04. To consider and, if thought fit, to approve an ordinary resolution adopting the shareholder rights plan of the company previously approved by the Board of Directors on December 24, 2008, all as more particularly described in the information circular.
Voted:  Against this proposal
05. To transact any other business that may properly come before the meeting and any adjournment thereof. Voted: For this proposal


AUDIOVOX CORPORATION Annual Meeting
Meeting Date: 07/23/2009 for holders as of 06/01/2009
Exchange Ticker Symbol: VOXX
Cusip: 050757103
01. Directors:
Voted: For Paul C. Kreuch, JR
Voted: For Dennis F. McManus
Voted: For Peter A. Lesser
Voted: For Phillip Christopher
Voted: For John J. Shalam
Voted: For Patrick M. Lavelle
Voted: For Charles M. Stoehr
02. To Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending February 28, 2010.
Voted: For this proposal.


BASSETT FURNITURE INDUSTRIES, INC. Annual Meeting
Meeting Date: 04/21/2009 for holders as of 03/05/2009
Exchange Ticker Symbol: BSET
Cusip: 070203104
01. DIRECTOR(S):
Voted: For PETER W. BROWN, M.D.
Voted: For PAUL FULTON
Voted: For HOWARD H. HAWORTH
Voted: For G.W. HENDERSON, III
Voted: For KRISTINA HERBIG
Voted: For DALE C. POND
Voted: For ROBERT H. SPILMAN, JR.
Voted: For WILLIAM C. WAMPLER, JR.
Voted: For WILLIAM C. WARDEN, JR.
02. Proposal to amend the Company's Articles of incorporation to eliminate preemptive rights. Voted: Against this proposal 03. Proposal to ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending November 28, 2009.
Voted: For this proposal



BEAZER HOMES USA, INC. Annual Meeting
Meeting Date:  08/05/2008 for holders as of 06/16/2008
Exchange Ticker Symbol: BZH
Cusip: 07556Q105
01. DIRECTOR(S):
Voted: Abstain Laurent Alpert
Voted: Abstain Brian C. Beazer
Voted: Abstain Peter G. Leemputte
Voted: Abstain Ian J. McCarthy
Voted: Abstain Larry T. Solari
Voted: Abstain Stephen P. Zelnak, Jr.
02. Proposal to ratify the selection of Deloitte @ Touche LLP by the audit committee of the Board of Directors as the company's independent auditors for the fiscal year ending September 30, 2008. Voted: For this proposal 03. Proposal to approve amendments to the amended and restated 1999 stock incentive plan to authorize a stock option/stock-settled stock appreciation right ("SAAR") exchange program for eligible employees other than executive officers and directors.
Voted:  Against this proposal
04. Proposal to approve amendments to the amended and restated 1999 stock incentive plan to treat awards of SSARS under the plan in the same manner as stock options. Voted: Against this proposal


BOFI HOLDINGS, INC. Annual Meeting
Meeting Date: 10/21/2008 for holders as of 09/05/2008.
Exchange Ticker: BOFI
Cusip:  05566U108
01. DIRECTOR(S):
Voted: For Theodore C. Allrich
Voted: For John Gary Burke


BOOKS-A-MILLION INC. Annual Meeting
Meeting Date: 05/21/2009 for holders as of 03/27/2009
Exchange Ticker: BAMM
Cusip:  098570104
01. DIRECTOR(S):
Voted: For Clyde B. Anderson
Voted: For Ronald G. Bruno
03. To ratify the appointment of Grant Thornton LLP as the independent registered public accounting firm. Voted: For this proposal.


BOWL AMERICA INCORPORATED Annual Meeting
Meeting Date: 12/02/2008 for holders as of 10/22/2008
Exchange Ticker Symbol: BWL/A
Cusip: 102565108
O1. DIRECTORS:
Voted: For WARREN T. BRAHAM
Voted: For ALLAN L. SHER



BRANDYWINE REALTY TRUST Annual Meeting
Meeting Date: 06/02/2009 for holders as of 03/09/2009
Exchange Ticker:  BDN
Cusip:  105368203
01. DIRECTOR(S):
Voted: For Walter D'Alessio
Voted: For D. Pike Aloian
Voted: For Anthony A. Nichols, Sr.
Voted: For Donald E. Axinn
Voted: For Wyche Fowler
Voted: For Michael J. Joyce
Voted: For Charles P. Pizzi
Voted: For Gerard H. Sweeney
02. Ratification of the audit committee's appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm. Voted: For this proposal.


BRIGHAM EXPLORATION COMPANY Annual Meeting
Meeting Date: 05/28/2009 for holders as of 04/28/2009
Exchange Ticker:  BEXP
Cusip:  109178103
01. DIRECTOR(S):
Voted: For BEN M. BRIGHAM
Voted: For DAVID T. BRIGHAM
Voted: For HAROLD D. CARTER
Voted: For STEPHEN C. HURLEY
Voted: For STEPHEN P. REYNOLDS
Voted: For HOBART A. SMITH
Voted: For SCOTT W. TINKER
02. Approval of the appointment of KPMG LLP as the company's auditors for the fiscal year ending December 31, 2009. Voted: For this proposal.
03. Approval of the proposal to amend the 1997 incentive plan to increase the number of shares of common stock available under the plan. Voted: Against this proposal 04. Approval and ratification of the grant of certain non-plan stock options to non-employee directors. Voted: Against this proposal


CHIPMOS TECHNOLOGIES (BERMUDA)LTD. Annual Meeting
Meeting Date: 08/29/2008 for holders as of 06/27/2008
Exchange Ticker Symbol: IMOS
Cusip: G2110R106
01. DIRECTORS:
Voted: For Shih-Jye Cheng
Voted: For Antonio R. Alvarez
Voted: For Chin-Shyn Ou
02. To reappoint our independent auditors to hold office until the next annual general meeting Voted: For this proposal 03. To amend our By-Laws.
Voted:  For this proposal


CITIZENS BANCSHARES CORPORATION Special Meeting
Meeting Date: 03/02/2009 for holders as of 01/26/2009
Exchange Ticker Symbol: CZBS
Cusip: 173168105
01. To amend the Articles of Incorporation to approve a proposed amendment to the company's amended and restated Articles of Incorporation authorizing a class of 10,000,000 shares of preferred stock, no par value, as set forth in Appendix A to the proxy statement.
Voted: For this proposal
02. To authorize management of the company to adjourn the meeting to another time and date if such action is necessary to solicit additional proxies or attendance at the meeting. Voted: For this proposal


COACHMEN INDUSTRIES, INC. Special Meeting
Meeting date: 12/19/2008 for Holders as of 11/25/2008
Exchange Ticker Symbol: COA
Cusip: 189873102
O1. Approval of asset purchase agreement and sale of substantially all of the assets of recreational vehicle business. Voted: For this proposal


COACHMEN INDUSTRIES, INC. Annual Meeting
Meeting date: 04/30/2009 for Holders as of 03/16/2008
Exchange Ticker Symbol: COA
Cusip: 189873102
O1. Directors:
Voted: For Donald W. Hudler
Voted: For John A. Goebel
02. To amend the Articles of Incorporation of the company to authorize the issuance of up to 10,000,000 shares of preferred stock. Voted: Against this proposal


COMSTOCK HOMEBUILDING COMPANIES, INC. Annual Meeting
Meeting Date: 9/17/2008 for holders as of 08/01/2008
Exchange Ticker Symbol: CHCI
Cusip: 205684103
01.Directors:
Voted: Withhold David M. Guernsey
Voted: Withhold James A. Maccutcheon
Voted: Withhold Robert P. Pincus
02. Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of our company for the fiscal year ending December 31, 2008. Voted: Abstain this proposal


COOPER TIRE & RUBBER COMPANY Annual Meeting
Meeting Date: 05/09/2009 for holders as of 03/09/2009
Exchange Ticker Symbol: CTB
Cusip: 216831107
01.Directors:
Voted: For John J. Holland
Voted: For John F. Meier
Voted: For John H. Shuey
02. To ratify the selection of Ernst & Young LLP as the company's idependent auditors for the year ending
December 31, 2009.
Voted: For this proposal

COVENANT TRANSPORTATION GROUP, INC. Annual Meeting
Meeting Date: 05/05/2009 for holders as of 03/23/2009
Exchange Ticker: CVTI
Cusip: 22284P105
01. Directors:
Voted: For William T. Alt
Voted: For Robert E. Bosworth
Voted: For Bradley A. Moline
Voted: For Neil B Nielson
Voted: For David R. Parker
02. Approval of the amendment to the covenant Transportation Group, Inc. 2006 Omnibus Incentive Plan (the "Incentive Plan"), which, among other things, (I) provides that the maximum aggregate number of shares of class A common stock available for the grant of awards and (II) limits the shares of class A common stock that shall be available for issuance of reissuance.
Voted: Against this proposal
03. In their discretion, the attorneys and proxies are authorized to vote upon such other matters as may properly come before the meeting or any adjournment thereof. Voted: For this proposal


CREDENCE SYSTEMS CORPORATION Special Meeting
Meeting Date: 08/28/2008 for holders as of 07/23/2008
Exchange Ticker Symbol: CMOS
Cusip: 225302108
01. to adopt the agreement and plan of merger, dated as of June 20, 2008, by and among LTX Corporation, Zoo Merger Corporation and Credence Systems Corporation.
Voted: Against this proposal 02. To approve any motion to adjourn and postpone the special meeting to a later date or dates, if necessary, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the proposal to adopt the merger agreement.
Voted: Against this proposal


DANA HOLDING CORP Annual Meeting
Meeting Date: 04/21/2009 for holders as of 02/23/2009
Exchange Ticker: DAN
Cusip: 235825205
01. Directors:
Voted: For Gary L. Convis
Voted: For John M. Devine
Voted: For Richard A. Gephardt
Voted: For Terrence J. Keating
Voted: For Keith E. Wandell
Voted: For Jerome B. York
02. To approve an amendment to the restated certificate of incorporation to effect a reverse split ratios, 1-for-10, 1-for-15 or 1-for-20, as will be selected by our Board of Directors, in its discretion, if at all, prior to the time of filing such certificate of amendment with the Delaware Secretary of State. Voted: For this proposal 03. To approve an amendment to the restated certificate of incorporation, in the discretion of the Board of Directors, to decrease our total number of authorized shares and shared of common stock, to 200,000,000 shares and 150,000,000, respectively.
Voted:  For this proposal
04. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm. Voted: For this proposal


DELTA APPAREL, INC. Annual Meeting
Meeting Date: 11/13/2008 for holders as of 09/19/2008
Exchange Ticker Symbol: DLA
CUSIP: 247368103
01. DIRECTORS:
Voted: For D. S. FRASER
Voted: For W. F. GARRETT
Voted: For E. J. GATEWOOD
Voted: For R. W. HUMPHREYS
Voted: For M. LENNON
Voted: For E. E. MADDREY II
Voted: For B. A. MICKEL
Voted: For D. PETERSON
02. PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF DELTA APPAREL INC. FOR FISCAL YEAR 2009. Voted: For This Proposal.


DILLARD'S, INC. Annual Meeting
Meeting Date: 05/16/2009 for holders as of 03/31/2009
Exchange Ticker Symbol: DDS
CUSIP: 254067101
01. DIRECTOR (S):
Voted: For James A. Haslam, III
Voted: For R. Brad Martin
Voted: For Frank R. Mori
Voted: For Nick White
02. Proposal to approve an amendment to the Dillard's Inc. stock bonus plan to increase the total number of shared issuable under the plan to 1,600,000. Voted:
Against This Proposal.


DUCKWALL-ALCO STORES, INC. Annual Meeting
Meeting Date: 06/04/2009 for holders as of 04/24/2009
Exchange Ticker Symbol: DUCK
CUSIP: 264142100
01. DIRECTOR (S):
Voted: For ROYCE WINSTEN
Voted: For RAYMOND A.D. FRENCH
Voted: For JAMES G. HYDE
Voted: For DENNIS E. LOGUE
Voted: For LOLAN C. MACKEY
02. RATIFICATION OF KPMG LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 31, 2010. Voted: For This Proposal.


FIRST FEDERAL OF NORTHERN MI BANCORP INC Annual Meeting
Meeting Date: 05/20/2009 For Holders 03/13/2009
Exchange Ticker Symbol: FFNM
Cusip: 32021X105
01. Directors:
Voted: For Gary C. Vanmassenhove
Voted: For Thomas R. Townsend
02. The ratification of the appointment of Plante & Moran, PLLC as independent registered public accountants for the year ending December 31, 2009.
Voted: For This proposal



FISHER COMMUNICATIONS INC. Annual Meeting
Meeting Date: 04/28/2009 For Holders 03/02/2009
Exchange Ticker Symbol: FSCI
Cusip: 337756209
01. Directors:
Voted: For Deborah L. Bevier
Voted: For Paul A. Bible
Voted: For David Lorber
02. Ratification of the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm. Voted: For this proposal 03. Shareholder proposal requesting the declassification of the company's Board of Directors. Voted: For this proposal 04. Shareholder proposal amending the company's By-Laws to require shareholder approval of certain company acquisitions.
Voted:  For this proposal


FRIEDMAN, BILLINGS, RAMSEY GROUP, INC. Annual Meeting
Meeting Date: 06/01/2009 For Holders 04/20/2009
Exchange Ticker Symbol: FBR
Cusip: 358434108
01. Directors:
Voted: For ERIC F. BILLINGS
Voted: For DANIEL J. ALTOBELLO
Voted: For PETER A. GALLAGHER
Voted: For RALPH S. MICHAEL, III
Voted: For WALLACE L. TIMMENY
Voted: For J. ROCK TONKEL, JR.
Voted: For JOHN T. WALL
02. Approval of an amendment to the company's amended and restated Articles of Incorporation ("Articles") to change the company's corporate name from "Friedman, Billings, Ramsey Group, Inc." to "Arlington Asset Investment
Corp."
Voted: For this proposal
03. Approval of an amendment to the company's Articles to effect a reverse stock split of the issued and outstanding shares of the company's Class A and Class B common stock at one of three reverse split ratios, 1-For-20, 1-For-25 or 1-For-30, as will be selected by the Board.
Voted:  For this proposal
04. Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2009. Voted: For this proposal


GREY WOLF, INC. Special Meeting
Meeting Date: 07/15/2008 for holders as of 06/06/2008
Exchange Ticker Symbol: GW
Cusip: 397888108
01. Proposal to approve the agreement and plan of merger, dated April 20, 2008, by and among Basic Energy Services, Inc., Grey Wolf, Inc. and Horsepower Holdings, Inc., pursuant to which, among other things, Grey Wolf, Inc. and Basic Energy Services, Inc. will be merged with and into Horsepower Holdings, Inc.
Voted: Abstain this proposal 02. To approve the Horsepower Holdings, Inc. 2008 Equity Incentive Plan.
Voted: Abstain this proposal
03. To approve the adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of approving proposal 1 and 2. Voted: Abstain this proposal


HANDLEMAN COMPANY Annual Meeting
Meeting Date: 10/01/2008 for holders as of 08/04/2008
Exchange Ticker: HDL
Cusip: 410252100
01.Directors:
Voted:  For Eugene A. Miller
Voted:  For Adam D. Sexton
02. To approve the proposed plan of liquidation and dissolution. Voted: For this proposal
03. To authorize Handleman Company's Board of Directors or its Chairman of the Board, in their discretion, to adjourn or postpone the meeting for further solicitation of proxies if there are not sufficient votes at the originally scheduled time of the meeting to approve item 2.
Voted: For this proposal
04. To ratify the appointment of Grant Thornton LLP as the company's independent registered public accounting firm for the fiscal year ending May 2, 2009. Voted:
For this proposal



HARDINGE INC. Annual Meeting
Meeting Date: 05/05/2009 for holders as of 03/09/2009
Exchange Ticker Symbol: HDNG
Cusip: 412324303
01. Directors:
Voted: For Richard L. Simons
Voted: For Douglas A. Greenlee
Voted: For John J. Perrotti
02. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2009. Voted: For this proposal


HASTINGS ENTERTAINMENT, INC. Annual Meeting
Meeting Date: 06/03/2009 for holders as of 04/21/2009
Exchange Ticker Symbol: HAST
Cusip: 418365102
01. Directors:
Voted: For John H. Marmaduke
Voted: For Jeffrey G. Shrader
02. Proposal to approve the amendment to the outside Directors' stock option plan. Voted: Against this proposal 03. Approval of an employee stock option exchange program. Voted: Against this proposal 04. Ratification of the appointment of independent registered public accounting firm. Voted: For this proposal


HEAD N.V. Annual Meeting
Meeting Date: 05/28/2009
Exchange Ticker Symbol: HENVF
CUSIP: N3917B106
Proposals:
02. Approve the presentation of the annual statements of accounts. Voted: For This Proposal. 03. Approve the statement of accounts.
Voted: For This Proposal.
04a. Grant discharge to the Board of Directors. Voted: For This Proposal. 04b. Grant discharge to the Supervisory Board. Voted: For This Proposal.
05. Approve the alteration of the Articles. Voted: For This Proposal.
06. Authorize the Board of Directors to buy back own shares of the Company during a period of 18 months up to a maximum extent of 50% of the equity capital of the company. Voted: For This Proposal.
07. Authorize the Board of Directors to issue shares during a period until 28 May 2014. Voted: Against This Proposal. 08. Authorize the Board of Directors to decide upon terms and conditions of preemptive rights of shareholders of the company.
Voted: Against This Proposal.
09. Approve the remuneration for the Supervisory Board. Voted: For This Proposal. 10. Elect one new member to the Board of Director. Voted: For This Proposal.
11. Approve the new Head Executive Stock Option Plan. Voted: Against This Proposal.




HORSEHEAD HOLDING CORP Annual Meeting
Meeting Date: 05/14/2009 for holders as of 04/01/2009
Exchange Ticker Symbol: ZINC
Cusip: 440694305
01. Directors:
Voted: For T. Grant John
Voted: For Bryan D. Rosenberger


HRPT PROPERTIES TRUST Annual Meeting
Meeting Date: 05/13/2009 for holders as of 03/17/2009
Exchange Ticker Symbol: HRP
Cusip: 40426W101
01. Directors:
Voted: For William A. Lamkin
Voted: For Adam D. Portnoy
02. To approve an amendment to our Declaration of Trust that would authorize our Board to effect reverse splits of our common shares of beneficial interest.
Voted: For this proposal


HUTTIG BUILDING PRODUCTS, INC. Annual Meeting
Meeting Date: 04/20/2009 for holders as of 02/20/2009
Exchange Ticker Symbol: HBP
Cusip: 448451104
01. Directors:
Voted: For Donald L. Glass
Voted: For Delbert H. Tanner
02. RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009. Voted: For this proposal


IDT CORPORATION Annual Meeting
Meeting Date: 12/17/2008 for holders as of 10/22/2008
Exchange Ticker Symbol: IDT
CUSIP: 448947309
01. DIRECTORS:
1-01. Election of Director: Eric Cosentino Voted: For this nominee. 02- Election of Director: James A Courter Voted: For this nominee.
03-   Election of Director: Howard S. Jonas
Voted: For this nominee
04-   Election of Director: James R. Mellor
Voted: For this nominee.
05-   Election of Director: Judah Schorr
Voted: For this nominee.
02. Approval of an amendment to the 2005 Stock Option and Incentive Plan that will (a) increase the number of shares automatically granted to each non-employee director each year, (b) increase the number of shares of Class B common stock, (c) reserve shares of common stock, (d) remove restriction that prohibits a grantee receiving more than 2,000,000 options/shares in a calendar year.
Voted: Against this proposal.
03. Approval of an amendment to the IDT Corporation Employee Stock Purchase Plan that will increase the number of shares of the company's Class B common stock available for issuance thereunder by an additional 250,000 shares. Voted:
Against this proposal.
04. Ratification of the appointment of Grant Thornton LLP as the company's independent registered accounting firm for the fiscal year ending July 31, 2009.
Voted: For this proposal.


INTERNATIONAL SHIPHOLDING CORPORATION Annual Meeting
Meeting Date: 04/29/2009 For Holders 03/05/2009
Exchange Ticker Symbol: ISH
Cusip: 460321201
01. Directors:
Voted: For NIELS W. JOHNSEN
Voted: For ERIK F. JOHNSEN
Voted: For NIELS M. JOHNSEN
Voted: For ERIK L. JOHNSEN
Voted: For T. LEE ROBINSON, JR.
Voted: For EDWIN A. LUPBERGER
Voted: For EDWARD K. TROWBRIDGE
Voted: For H. MERRITT LANE III
Voted: For JAMES J. MCNAMARA
02. To approve the International Shipholding Corporation 2009 Stock Incentive Plan. Voted: Against this proposal.
03. To approve a proposal to ratify the appointment of Ernst & Young LLP, as the independent auditors for the corporation for the fiscal year ending December 31, 2009. Voted: For this proposal


J. ALEXANDER'S CORPORATION Annual Meeting Meeting Date: 05/19/2009 For Holders 03/25/2009
Exchange Ticker Symbol: JAX
Cusip: 466096104
01. Directors:
Voted: For T. DUNCAN
Voted: For G. FRITTS
Voted: For B. RECTOR
Voted: For B. REED
Voted: For J. STEAKLEY
Voted: For L. STOUT II


JOHN B. SANFILIPPO & SON, INC. Annual Meeting
Meeting Date: 10/30/2008 for holders as of 09/04/2008
Exchange Ticker Symbol: JBSS
Cusip: 800422107
01. Directors:
Voted: For Governor Jim Edgar
Voted: For Daniel M. Wright
02. Ratify appointment of PricewaterhouseCoopers LLP as Independent Auditors for Fiscal Year 2009 Voted: For this proposal 03. Approve the John B. Sanfilippo & Son, Inc. 2008 Equity Incentive Plan. Voted: Against this proposal.


LEADER ENERGY SERVICES LTD Annual Meeting
Meeting Date: 05/27/2009
Exchange Ticker Symbol: LDREF
Cusip: 52168A106
01. Elect the Directors for the nominees for the ensuing year, as specified.
Voted: For all nominees.
02. Appoint Deloitte & Touche LLP, Charted Accountants, as the Auditors of the Corporation for the ensuing year. Voted: For this proposal. 03. Approve the Corporation's Stock Option Plan, as specified.
Voted: Against this proposal.
04. Approve the consolidated of the Corporation's issued share capital, as specified. Voted: For this proposal.


LODGIAN, INC. Annual Meeting
Meeting Date: 04/29/2009 for holders as of 03/12/2009
Exchange Ticker Symbol: LGN
CUSIP: 54021P403
01. DIRECTOR (S):
Voted: For John W. Allison
Voted: For W. Blair Allen
Voted: For Stewart J. Brown
Voted: For Peter T. Cyrus
Voted: For Paul J. Garity
Voted: For Michael J. Grondahl
Voted: For Alex R. Lieblong
Voted: For Mark S. Oei
02. Amendment of second amended and restated Certificate of Incorporation to effect a stock split at one of the following ratios, as selected by the Board of
Directors: 1-For-5, 1-For-5 1/2, 1-For-6, 1-For-6 1/2, 1-For-7, 1-For-7 1/2,
1-For-8, 1-For-8 1/2, 1-For-9, 1-For-9 1/2 or 1-For-10.
Voted: For This Proposal.
03. Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.
Voted: For this proposal.


MEDALLION FINANCIAL CORP. Annual Meeting
Meeting held on 06/05/2009 for holders as of 04/21/2009
Exchange Ticker Symbol: TAXI
CUSIP: 583928106
01. Directors:
Voted: For Stanley Kreitman
Voted: For Frederick A. Menowitz
Voted: For David L. Rudnick
02. Proposal to ratify the appointment of Weiser LLP as Medallion Financial Corp.'s independent registered public accounting firm. Voted: For this proposal
03. Proposal to approve a non-binding advisory resolution regarding executive compensation. Voted: Against this proposal 04. Proposal to approve the adoption of Medallion Financial Corp.'s 2009 Employee Restricted Stock Plan. Voted:
Against this proposal 05. Proposal to approve an amendment to Medallion Financial Corp.'s 2006 non-employee Director Stock Option Plan. Voted: Against this proposal


MERCATOR MINERALS LTD. Annual Meeting
Meeting Date: 06/30/2009 for holders as of 05/26/2009
Exchange Ticker Symbol: MLKKF
CUSIP: 587582107
01. To set the number of Directors at seven (7). Voted: For this proposal 02.
Directors:
Voted: For Michael L. Surratt
Voted: For Raymond R. Lee
Voted: For Michael D. Lindeman
Voted: For Stephen P. Quin
Voted: For Robert J. Quinn
Voted: For Gavin Thomas
Voted: For R. Earl Vankoughnett
03. Appointment of BDO Dunwoody LLP, Chartered Accountants, as auditors of the company for the ensuing year and authorizing the Directors to fix their remuneration. Voted: For This Proposal.
04. To approve a special resolution to alter the company's notice of Articles and Articles to amend the authorized share structure of the company, the text of which resolution is set forth in Schedule "B" to the company's management information circular dated May 26, 2009.
Voted: For This Proposal.
05. To approve the transaction of other business. Voted: For this proposal


MERIDIAN RESOURCE CORPORATION Annual Meeting
Meeting Date: 08/06/2008 for holders as of 06/17/2008
Exchange Ticker Symbol: TMR
CUSIP: 58977Q109
01. Directors:
Voted: Withhold Joseph A. Reeves, Jr.
Voted: Withhold Michael J. Mayell
Voted: Withhold Genner R. Weller, Jr.
Voted: Withhold G.M. Byrd Larberg
Voted: Withhold Paul Ching
02. Ratification of the appointment of BDO Seidman, LLP as the company's independent registered public accounting firm for 2008. Voted: For This Proposal.





MERITAGE HOMES CORPORATION Special Meeting
Meeting Date: 02/16/2009 for holders as of 01/05/2009
Exchange Ticker Symbol: MTH
CUSIP: 59001A102
01. To approve the amendment to the company's Articles of Incorporation authorizing the NOL protective amendment. Voted: For this proposal.


MERITAGE HOMES CORPORATION Annual Meeting
Meeting Date: 05/21/2009 for holders as of 03/31/2009
Exchange Ticker Symbol: MTH
CUSIP: 59001A102
01. Directors:
Voted: For Peter L. Ax
Voted: For Robert G. Sarver
Voted: For Gerald W. Haddock
02. Ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2009 fiscal year. Voted: For this proposal


M/I HOMES, INC. Special Meeting
Meeting Date: 03/13/2009 for holders as of 02/02/2009
Exchange Ticker Symbol: MHO
CUSIP: 55305B101
01. To adopt an amendment to the company's amended and restated code of regulations to restrict certain transfers of the company's common shares in order to preserve the tax treatment of the company's net operating losses and built-in-losses.
Voted: For this proposal
02. To approve the adjournment of the special meeting to a later date or dates. If necessary, to permit further solicitation of proxies in the event there are insufficient votes at the time of the special meeting to adopt the proposed amendment to the company's amended and restated code of regulations.
Voted: For This Proposal.


M/I HOMES, INC. Annual Meeting
Meeting Date: 05/05/2009 for holders as of 03/11/2009
Exchange Ticker Symbol: MHO
CUSIP: 55305B101
01. Directors:
Voted: For Yvette McGee Brown
Voted: For Thomas D. Igoe
Voted: For J. Thomas Mason
02. To approve the adoption of the M/I Homes, Inc. 2009 Annual Incentive Plan.
Voted: Against This Proposal 03. To approve the adoption of the M/I Homes, Inc. 2009 Long-Term Incentive Plan. Voted: Against This Proposal
04. To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2009 fiscal year. Voted:
For This Proposal.




MOD-PAC CORPORATION Annual Meeting
Meeting Date: 05/06/2009 for holders as of 03/12/2009
Exchange Ticker Symbol: MPAC
Cusip: 607495108
01. Directors:
Voted: For William G. Gisel Jr.
Voted: For Daniel G. Keane
Voted: For Kevin T, Keane
Voted: For Robert J. McKenna
Voted: For Howard Zemsky
O2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the company for the current Fiscal Year. Voted: For this proposal


OLD REPUBLIC INTERNATIONAL CORPORATION Annual Meeting
Meeting Date: 05/22/2009 for holders as of 03/23/2009
Exchange Ticker Symbol: ORI
CUSIP: 680223104
01. Directors:
Voted: For Harrington Bischof
Voted: For Leo E. Knight, Jr.
Voted: For Charles F. Titterton
Voted: For Steven R. Walker
02. The ratification of the selection of PricewaterhouseCoopers LLP as the company's auditor for 2009.
Voted: For This Proposal.


OMEGA PROTEIN CORPORATION Annual Meeting
Meeting Date: 06/12/2009 for holders as of 04/20/2009
Exchange Ticker Symbol: OME
CUSIP: 68210P107
01. Directors:
Voted: For Harry O. Nicodemus IV
Voted: For Gary R. Goodwin
02. Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the the company's fiscal year ending December 31,2009. Voted: For This Proposal.


PATTERSON-UTI ENERGY, INC. Annual Meeting
Meeting Date: 06/03/2009 for holders as of 04/06/2009
Exchange Ticker Symbol: PTEN
CUSIP: 703481101
01. DIRECTORS:
Voted: For MARK S. SIEGEL
Voted: For KENNETH N. BERNS
Voted: For CHARLES O. BUCKNER
Voted: For CURTIS W. HUFF
Voted: For TERRY H. HUNT
Voted: For KENNETH R. PEAK
Voted: For CLOYCE A. TALBOTT
02. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company fo the fiscal year ending December 31, 2009. Voted: For This Proposal.


PMA CAPITAL CORPORATION Annual Meeting
Meeting Date: 05/06/2009 for holders as of 03/11/2009
Exchange Ticker Symbol: PMACA
CUSIP: 693419202
01. DIRECTORS:
Voted: For Vincent T. Donnelly
Voted: For John D. Rollins
Voted: For Neal C. Schneider
02. Ratification of Beard Miller Company LLP as independent auditors for 2009.
Voted: For This Proposal.


QUANTA CAPITAL HOLDINGS LTD. Special Meeting
Meeting Date: 09/30/2008 for holders as of 08/15/2008
Exchange Ticker Symbol: QNTA
CUSIP: G7313F106
01. Approve and adopt agreement and plan of amalgamation dated as of May 29, 2008, among Company, Catalina Holdings (Bermuda) LTD., a Bermuda company ("Catalina"), and Catalina Alpha Ltd., a Bermuda company and a wholly-owned subsidiary of Catalina ("Amalgamation Sub"), and related Bermuda Amalgamation Agreement, among Company, Catalina and Amalgamation Sub.
Voted: For this proposal
02. To approve the adjournment of the meeting, if necessary or appropriate, to solicit additional proxies. Voted: For This Proposal.


SPECIALTY UNDERWRITERS' ALLIANCE, INC. Annual Meeting
Meeting Date: 05/05/2009 for holders as of 03/26/2009
Exchange Ticker Symbol: SUAI
CUSIP: 84751T309
01. DIRECTORS:
Voted: For Robert E. Dean
Voted: For Raymond C. Groth
Voted: For Peter E. Jokiel
Voted: For Paul A. Philip
Voted: For Courtney C. Smith
Voted: For Robert H. Whitehead
Voted: For Russell E. Zimmerman
02. To ratify the appointment of PricewaterhouseCoopers LLP as independent auditors for the fiscal year ending December 31, 2009. Voted: For this Proposal
03. With discretionary authority upon such other matters as may properly come before the Meeting. Voted: For this Proposal




SPHERION CORPORATION Annual Meeting
Meeting Date: 05/20/2009 for holders as of 03/23/2009
Exchange Ticker Symbol: SFN
CUSIP: 848420105
01. DIRECTORS:
Voted: For William F. Evans
Voted: For Roy G. Krause
Voted: For Barbara Pellow
02. A proposal to ratify the appointment of Deloitte & Touche LLP as our independent auditors for the 2009 fiscal year. Voted: For this Proposal



SUPERIOR INDUSTRIES INTERNATIONAL, INC. Annual Meeting
Meeting Date: 05/29/2009 for holders as of 04/03/2009
Exchange Ticker Symbol: SUP
CUSIP: 868168105
01. DIRECTOR (S):
Voted: For Philip W. Colburn
Voted: For Margaret s. Dano
02. Approval OF By-Law amendment to reduce Board size. Voted: For this Proposal
03. Approval of shareholder proposal to change voting standard for Director elections. Voted: Against this Proposal


SYPRIS SOLUTIONS, INC. Annual Meeting
Meeting Date: 05/12/2009 for holders as of 03/16/2009
Exchange Ticker: SYPR
Cusip: 871655106
01. Directors:
Voted: For John F. Brinkley
Voted: For Robert E. Gill
Voted: For William L. Healey


TANDY BRANDS ACCESSORIES, INC. Annual Meeting
Meeting Date: 10/30/2008 for holders as of 09/17/2008
Exchange Ticker Symbol: TBAC
CUSIP: 875378101
01. DIRECTORS:
Voted: For J.S.B. Jenkins
Voted: For George C. Lake
02. To ratify the appointment of Ernst & Young LLP as the independent auditor for fiscal 2009. Voted: For this proposal.


TECHNOLOGY SOLUTIONS COMPANY Annual Meeting
Meeting Date: 08/12/2008 for holders as of 06/16/2008
Exchange Ticker Symbol: TSCC
CUSIP: 87872T207
01. DIRECTORS:
Voted: For Elizabeth Alhand
Voted: For Kathryn A. Dcamp
Voted: For Carl F. Dill, Jr.
Voted: For Milton G. Silva-Craig
Voted: For Timothy R. Zoph
02. Proposal to ratify the appointment of Grant Thornton LLP as the company's independent auditors for fiscal year ending December 31, 2008. Voted: For this proposal 03. Proposal to amend the company's restated Certificate of Incorporation to change the company's name to Exogen Healthcare Inc.
Voted: For this proposal
04. Proposal to approve the Technology solutions Company 2008 Sotck Incentive Plan. Voted: Against this proposal


TECUMSEH PRODUCTS COMPANY Special Meeting
Meeting Date: 11/21/2008
Exchange Ticker Symbol: TECUB
Cusip: 878895101
01. Proposal to remove without cause each of the following current members from the Board of Directors of the Company. Voted: Against removing Peter M. Banks
Voted: Against removing David M. Risley


TESORO CORPORATION Annual Meeting
Meeting Date: 05/06/2009 for holders as of 03/12/2009
Exchange Ticker Symbol: TSO
Sedol: 881609101
01. Directors:
Voted: For John F. Bookout, III
Voted: For Rodney F. Chase
Voted: For Robert W. Goldman
Voted: For Steven H. Grapstein
Voted: For William J. Johnson
Voted: For J.W. (Jim) Nokes
Voted: For Donald H. Schmude
Voted: For Bruce A. Smith
Voted: For Michael E. Wiley
02. Ratification of the appointment of Ernst & Young LLP as the company's independent auditors for 2009. Voted: For this proposal.


THOMAS PROPERTIES GROUP, INC. Annual Meeting
Meeting Date: 06/22/2009 for holders as of 05/29/2009
Exchange Ticker Symbol: TPGI
Sedol: 884453101
01. Approval of the amendment to the company's second amended and restated Certificate of Incorporation to increase the number of authorized shares of common stock from 75,000,000 to 225,000,000 shares. Voted: For this proposal



UNIFI, INC. Annual Meeting
Meeting Date: 10/29/2008 for holders as of 9/10/2008
Exchange Ticker: UFI
Cusip: 904677101
01. DIRECTORS:
Voted: For WILLIAM J. ARMFIELD, IV.
Voted: For R. ROGER BERRIER, JR.
Voted: For Archibald Cox, Jr.
Voted: For WILLIAM L. JASPER
Voted: For KENNETH G. LANGONE
Voted: For CHIU CHENG ANTHONY LOO
Voted: For GEORGE R. PERKINS, JR.
Voted: For WILLIAM M. SAMS
Voted: For G. ALFRED WEBSTER
Voted: For STEPHEN WENER
02. To adopt and approve the 2008 Unifi, Inc. long-term incentive plan. Voted:
Against this proposal.


VESTIN REALTY MORTGAGE I, INC. Annual Meeting
Meeting date: 06/04/2009 for holders as of 04/06/2009
Exchange Ticker Symbol: VRTA
CUSIP: 925490104
01. Directors:
Voted: For Daryl C. Idler, Jr.
Voted: For Michael V. Shustek
02. Ratification of appointment of independent registered public accountants.
Voted: For this proposal.



YAMANA GOLD INC. Annual and Special Meeting
Meeting Date: 05/06/2009 for holders as of 03/23/2009
Exchange Ticker Symbol: AUY
CUSIP: 98462Y100
A. Directors:
Voted: For PETER MARRONE
Voted: For PATRICK J. MARS
Voted: For JUVENAL MESQUITA FILHO
Voted: For ANTENOR F. SILVA, JR.
Voted: For NIGEL LEES
Voted: For DINO TITARO
Voted: For JOHN BEGEMAN
Voted: For ROBERT HORN
Voted: For RICHARD GRAFF
Voted: For CARL RENZONI
C. IN RESPECT OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS Voted: For this Proposal.